Share-based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2017 € / shares	Dec. 31, 2016 € / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefits recognized for stock-based compensation	$ 51,000,000	$ 58,000,000	$ 18,000,000
Amount received on stock options exercised	233,000,000	115,000,000	51,000,000
Accounting Standards Update 2016-09 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefits recognized for stock-based compensation	$ 27,000,000
Long Term Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized and available for awards | shares	1,400,000
Charges for plan	$ 272,000,000	$ 331,000,000	$ 206,000,000
Risk-free interest rate, minimum	0.80%	0.80%	0.80%
Risk-free interest rate, maximum	2.80%	2.80%	2.80%
Expected dividend payments	$ 0
Weighted average grant date fair value of stock options | $ / shares		$ 34.59	$ 34.05
Stock options, Granted | shares	0
Intrinsic value of exercised options	$ 311,000,000	$ 145,000,000	$ 112,000,000
Amount received on stock options exercised	137,000,000	88,000,000	39,000,000
Tax benefit realized from exercise of stock options	83,000,000	79,000,000	$ 10,000,000
Unrecognized compensation cost	$ 25,000,000	$ 56,000,000
Weighted-average period for recognition of compensation cost	1 year 2 months 12 days	1 year 6 months
Long Term Incentive Plans [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 3 months
Volatility rate	50.00%
Long Term Incentive Plans [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years 9 months 4 days
Volatility rate	40.00%
Long Term Incentive Plans [Member] | Special Termination Benefits [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Long Term Incentive Plans [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Weighted-average period for recognition of compensation cost	1 year 7 months 6 days	1 year 7 months 6 days
Weighted average grant date fair value of units granted | $ / shares	$ 115.05	$ 98.16	$ 79.22
Stock options, Granted | shares	2,882,420
Unrecognized compensation cost	$ 483,000,000	$ 422,000,000
Fair value of vested shares	$ 328,000,000	$ 334,000,000	$ 209,000,000
Long Term Incentive Plans [Member] | Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period for recognition of compensation cost	1 year 3 months 19 days	1 year 9 months 18 days
Unrecognized compensation cost	$ 4,000,000	$ 12,000,000
Fair value of vested shares	$ 39,000,000	$ 147,000,000	$ 66,000,000
Long Term Incentive Plans [Member] | Performance Share Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Long Term Incentive Plans [Member] | Performance Share Units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Long Term Incentive Plans [Member] | Performance Share Units [Member] | Financial Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of units granted | $ / shares	$ 0	$ 82.53	$ 75.28
Stock options, Granted | shares	0
Management Equity Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Charges for plan	$ 0	$ 0	$ 0
Stock options, Granted | shares	0
Intrinsic value of exercised options	$ 206,000,000	13,000,000	12,000,000
Amount received on stock options exercised	60,000,000	$ 7,000,000	$ 4,000,000
Unrecognized compensation cost	$ 0
Number of vested stock options | shares	231,924	2,534,272
Weighted average exercise price of vested options | € / shares				€ 35.72	€ 23.67